RELATED PARTY TRANSACTIONS (Details Narrative)								12 Months Ended
	Sep. 15, 2021 USD ($) $ / shares shares	Apr. 09, 2021	Dec. 03, 2020 shares	Mar. 11, 2020 USD ($) $ / shares shares	Jun. 30, 2019 USD ($) $ / shares	Apr. 07, 2019 USD ($) $ / shares	Jun. 30, 2018 USD ($) Integer $ / shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares
Notes Payable, Related Parties, Noncurrent | $									$ 566,743
Common Stock, Par or Stated Value Per Share								$ 0.001	$ 0.001
Common stock issued value | $								$ 941,009	$ 320,000
Expected dividend rate								0.00%	0.00%
Expected term		8 months 12 days
Jupiter Gold [Member]
Share-based Payment Award, Options, Outstanding, Number | shares								2,270,000
Weighted average remaining contractual term								3 years 1 month 9 days
Weighted Average Remaining Contractual Term								$ 0.93
Intrinsic value | $								$ 402,800
Apollo Resource Corporation [Member]
Share-based Payment Award, Options, Grants in Period, Gross | shares								135,000
Expected dividend rate								0.00%
Expected volatility rate, minimum								49.20%
Expected volatility rate, maximum								98.30%
Risk free interest rate minimum								0.92%
Risk free interest rate maximum								1.75%
Share-based Payment Award, Options, Exercises in Period, Intrinsic Value | $								$ 217,129
Minimum [Member]
Share price, maximum									$ 0.0009
Expected volatility rate, minimum								44.80%	199.20%
Risk free interest rate minimum								0.90%	0.28%
Minimum [Member] | Apollo Resource Corporation [Member]
Share price, maximum								$ 4.00
Expected term								10 years
Maximum [Member]
Share price, maximum									$ 0.0014
Expected volatility rate, maximum								124.40%	223.20%
Risk free interest rate maximum								1.75%	0.38%
Maximum [Member] | Apollo Resource Corporation [Member]
Share price, maximum								$ 5.00
Chief Executive Officer [Member]
Convertible notes payable | $					$ 61,724	$ 261,631	$ 445,628
Trading days | Integer							20
Debt Instrument, Convertible, Conversion Price	$ 0.0003				$ 0.0003	$ 0.00045	$ 0.0001
Debt Instrument, Convertible, Beneficial Conversion Feature | $					$ 61,724	$ 261,631	$ 445,628
Interest rate					6.00%	6.00%
Issuance of common stock in connection with sales made under private offerings, shares | shares	214,006		161,636,427	200,000
Notes Payable, Related Parties, Noncurrent | $	$ 566,743
Interest Expense | $	$ 75,276
Common Stock, Par or Stated Value Per Share	$ 3.00
Common stock issued value | $				$ 280
Shares issued, price per share				$ 0.0014
Marc Fogassa [Member]
Share-based Payment Award, Options, Grants in Period, Gross | shares								315,000
Exercise Price Range, Lower Range Limit								$ 0.01
Exercise Price Range, Upper Range Limit								$ 1.00
Share-based Payment Arrangement, before Forfeiture | $								$ 148,853
Expected dividend rate								0.00%
Expected volatility rate, minimum								97.30%
Expected volatility rate, maximum								200.60%
Risk free interest rate minimum								0.81%
Risk free interest rate maximum								1.75%
Marc Fogassa [Member] | Minimum [Member]
Share price, maximum								$ 0.19
Expected term								5 years
Marc Fogassa [Member] | Maximum [Member]
Share price, maximum								$ 1.45
Expected term								10 years
Apollo Resource Corporation [Member]
Weighted Average Exercise Price								$ 0.01